DERIVATIVES - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) entity	Dec. 31, 2016 USD ($) entity
Derivative [Line Items]
Maximum derivative notional position as a percentage of assets	35.00%
Maximum credit exposure as a percentage of capital	3.00%
Maximum single counterparty credit risk exposure	$ 20,000
Number of counterparties | entity	13	10
Interest-bearing deposit swap	$ 1,674,080	$ 1,354,056
Derivative Liability	12,687	12,587
Other Credit Derivatives [Member]
Derivative [Line Items]
Outstanding liability from counterparty contracts	100	200
Interest-bearing deposit swap	15,400	17,800
Interest Rate Lock Commitments [Member]
Derivative [Line Items]
Interest-bearing deposit swap	12,300	13,200
Credit Risk Contract [Member]
Derivative [Line Items]
Interest-bearing deposit swap	95,900	64,900
Derivative [Member] | Other Liabilities [Member]
Derivative [Line Items]
Interest-bearing deposit swap	837,500	677,800
Derivative Liability	$ 1,300	$ 5,200